Loans - Summary of Troubled Debt Restructurings (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured | Contract	5	6
Pre-Modification Recorded Investment	$ 3,708	$ 455
Post-Modification Recorded Investment	$ 3,708	$ 455
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured | Contract	4	1
Pre-Modification Recorded Investment	$ 3,607	$ 148
Post-Modification Recorded Investment	$ 3,607	$ 148
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured | Contract	1	5
Pre-Modification Recorded Investment	$ 101	$ 307
Post-Modification Recorded Investment	$ 101	$ 307